Tax Liabilities - Schedule of detailed information about tax liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dislosure Of Tax Liabilities [Line Items]
Ordinary ICMS		R$ 120,300	R$ 81,750
ICMS ST provision	[1]	72,423	172,743
Taxes on invoicing – subsidiaries abroad		145,992	137,243
Social Security Tax (INSS) - suspension of the enforceability		50,147	40,541
Withholding tax (IRRF)		48,593	36,971
Other taxes payable - foreign subsidiaries		1,180	2,717
PIS and COFINS payable		1,207
INSS and service tax (ISS) payable		3,218	3,454
Others		399
Total		443,459	475,419
Judicial deposits		(337,255)	(333,577)	R$ (319,433)
Current		320,890	310,093
Noncurrent		122,569	165,326
Tax Law Suits [Member]
Dislosure Of Tax Liabilities [Line Items]
Judicial deposits		R$ (62,356)	R$ (63,557)

[1]	The Company has been discussing the illegality of changes in the state legislation for the payment of ICMS—ST. Part of the unpaid amount has been discussed in court by the Company and, in certain cases, the amounts have been deposited with the courts, as mentioned in Note 12.